Finance costs	12 Months Ended
Dec. 31, 2022
Finance costs

6. Finance costs

	Year ended December 31,	Year ended December 31,	Year ended December 31,
	2022	2021	2020
	£	£	£
Interest on lease liabilities	260,206	254,653	292,062
Other interest	29,706	-	-
Interest on convertible loan	6,704,511	3,183,895	-
	6,994,423	3,438,548	292,062

TC BIOPHARM (HOLDINGS) PLC

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)